Revenue (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Revenue (Details) [Line Items]
Revenue recognized from prior performance obligation		$ 119,417		$ 203,607
Contract with customer, liability, revenue recognized		(203,607)		(5,223,518)	$ (1,149,047)
Heliogen, Inc. [Member]
Revenue (Details) [Line Items]
Amortization of loss on contracts			$ 800,000	1,200,000	6,000,000
Revenue recognized from prior performance obligation
Revenue, remaining performance obligation
Cumulative adjustment to revenue				17,500,000	(3,400,000)
Additional contract loss provisions				(74,117,000)	52,854,000
Contract loss provisions					75,340,000
Contract with customer, liability, revenue recognized				17,000,000	300,000
Heliogen, Inc. [Member] | Unbilled
Revenue (Details) [Line Items]
Amount awarded from government grant	$ 39,000,000
Heliogen, Inc. [Member] | Paid Directly by DOE to Another Party
Revenue (Details) [Line Items]
Amount awarded from government grant	3,900,000
Heliogen, Inc. [Member] | Reimbursement Costs
Revenue (Details) [Line Items]
Amount awarded from government grant	$ 35,100,000
Heliogen, Inc. [Member] | Commercial-Scale Demonstration Agreement (the “Project Agreement”
Revenue (Details) [Line Items]
Contract with customer, maximum potential consideration						$ 50,000,000
Contract with customer, transaction price						$ 45,500,000
Contract Modifications and Estimates [Member]
Revenue (Details) [Line Items]
Additional contract loss provisions				$ (74,100,000)	$ 52,900,000